FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management Objectives And Policies
Summary the maturity profile of financial liabilities and lease liabilities

December 31, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	1,710	—	—	—	1,710
Trade payables	—	21,118	—	—	21,118
Financial liabilities in other payables and accruals	—	5,903	—	—	5,903
Due to related companies	—	5,710	—	—	5,710
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	1,047	1,354	—	2,401
Interest-bearing loans and borrowings	—	6,882	28,792	78,139	113,813

Trade and other payables	1,710	54,710	30,146	78,139	164,705

December 31, 2022	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	824	—	—	—	824
Trade payables	—	20,326	—	—	20,326
Financial liabilities in other payables and accruals	—	6,749	—	—	6,749
Due to related companies	—	3,408	—	—	3,408
Due to the Shareholder	—	7,153	—	—	7,153
Lease liabilities	—	1,387	1,691	243	3,321
Interest-bearing loans and borrowings	—	6,729	29,005	71,197	106,931

Trade and other payables	824	45,752	30,696	71,440	148,712

December 31, 2022	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	119	—	—	—	119
Trade payables	—	2,946	—	—	2,946
Financial liabilities in other payables and accruals	—	978	—	—	978
Due to related companies	—	494	—	—	494
Due to the Shareholder	—	1,037	—	—	1,037
Lease liabilities	—	201	245	35	481
Interest-bearing loans and borrowings	—	976	4,205	10,322	15,503

	119	6,632	4,450	10,357	21,558